Litigation (Details) - USD ($) $ in Thousands					1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 03, 2023	May 01, 2022	May 14, 2021	Dec. 07, 2020	Apr. 30, 2022	Oct. 31, 2021	May 21, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Litigation (Details) [Line Items]
Alleged funding amount												$ 3,000
Disposition			$ 3,000
Awarded cost	$ 399
Amount claim	$ 3,000
Agreement total amount				$ 3,000
Plus payment				$ 500
Settlement agreement				the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash
Legal accrual										$ 1,900
Initial payment								$ 400
Bridging Finance Group [Member]
Litigation (Details) [Line Items]
Alleged funding amount												$ 30,000
Mr. Selkoe [Member]
Litigation (Details) [Line Items]
Accrued amount											$ 3,200
Severance payments		$ 300							$ 2,900
Ms. Butler [Member]
Litigation (Details) [Line Items]
Legal accrual										$ 800
Preliminary settlement payable							$ 800
Treschow-Fritzoe [Member]
Litigation (Details) [Line Items]
Legal accrual						$ 800					$ 1,200
Subsequently paid in cash					$ 800